Inventories	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
Inventories
Note 4 - Inventories

	June 30,	December 31,
	2026	2025
	US$ thousands

Raw materials and components	51,396	36,281
Products in process	10,851	9,122
Finished products	8,478	7,247
	70,725	52,650

In the year ended December 31, 2025 and the six months ended June 30, 2026, the Company recorded inventory write-downs in the amount of US$2,817 thousand and US$2,710 thousand, respectively.